Nuance Mid Cap Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 87.2%	Shares	Value
Consumer Discretionary - 1.2%
NIKE, Inc. - Class B	84,986	$ 3,544,766

Consumer Staples - 20.5%
Beiersdorf AG - ADR	902,947	16,803,844
Cal-Maine Foods, Inc.	7,865	690,390
Clorox Co.	162,731	15,545,692
Estee Lauder Cos., Inc. - Class A	9,266	777,417
Henkel AG & Co. KGaA - ADR	399,773	8,197,345
Kenvue, Inc.	533,890	10,272,044
Kimberly-Clark Corp.	53,850	5,886,344
Mission Produce, Inc. (a)	170,235	2,146,663
		60,319,739

Financials - 4.0%
American International Group, Inc.	19,032	1,495,535
Everest Group Ltd.	9,907	3,706,704
Globe Life, Inc.	4,041	736,472
MarketAxess Holdings, Inc.	9,009	1,462,161
Reinsurance Group of America, Inc.	6,204	1,469,417
Safety Insurance Group, Inc.	14,223	1,470,516
TowneBank	40,996	1,554,158
		11,894,963

Health Care - 24.6%
Agilent Technologies, Inc.	10,617	1,469,074
Alcon AG	53,205	3,667,953
Becton Dickinson & Co.	32,783	5,429,521
Bio-Techne Corp.	121,859	8,784,815
Danaher Corp.	25,879	5,045,887
Henry Schein, Inc. (a)	50,130	4,298,648
QIAGEN NV	511,672	21,183,221
Quest Diagnostics, Inc.	10,766	2,508,586
Solventum Corp. (a)	103,860	8,873,798
STERIS PLC	12,798	2,923,063
Thermo Fisher Scientific, Inc.	10,429	5,989,375
Waters Corp. (a)	5,912	2,230,655
		72,404,596

Industrials - 13.6%
3M Co.	4,153	732,091
Alamo Group, Inc.	9,010	1,433,311
Arcosa, Inc.	50,230	7,293,396
CNH Industrial NV	204,695	2,098,124
Graco Inc.	49,029	3,891,922
IDEX Corp.	3,261	751,498
Legrand SA - ADR	25,281	763,486
Lindsay Corp.	72,345	8,017,273
Marten Transport Ltd.	198,465	2,935,297
Mueller Water Products, Inc. - Class A	29,397	741,980
Northrop Grumman Corp.	4,142	2,246,952
Spirax Group PLC - ADR	113,331	5,437,621
Werner Enterprises, Inc.	81,516	3,050,329

Xylem, Inc.	6,554		766,621
			40,159,901

Information Technology - 4.2%
Accenture - Class A	43,545		7,224,986
Badger Meter, Inc.	5,937		797,636
LiveRamp Holdings, Inc. (a)	116,281		4,403,562
			12,426,184

Materials - 2.6%
AptarGroup, Inc.	55,969		7,497,607

Utilities - 16.5%
American Water Works Co., Inc.	21,408		2,872,312
Avista Corp.	103,603		4,190,741
California Water Service Group	342,360		17,155,660
Consolidated Edison, Inc.	6,732		732,778
Essential Utilities, Inc.	115,260		4,593,111
H2O America	57,793		3,544,445
Middlesex Water Co.	27,557		1,579,016
Portland General Electric Co.	117,001		5,771,659
Severn Trent PLC - ADR	88,368		3,650,482
United Utilities Group PLC - ADR	121,743		4,537,362
			48,627,566
TOTAL COMMON STOCKS (Cost $234,136,502)			256,875,322

PREFERRED STOCKS - 5.0%	Shares		Value
Financials - 5.0%
Charles Schwab Corp.	–		$–
Series D, 5.95%, Perpetual	412,920		9,938,984
Series J, 4.45%, Perpetual	193,699		3,356,804
M&T Bank Corp., Series J, 7.50%, Perpetual	28,307		740,228
Northern Trust Corp., Series E, 4.70%, Perpetual	39,655		734,411
TOTAL PREFERRED STOCKS (Cost $14,866,691)			14,770,427

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares		Value
Real Estate - 1.1%
Alexandria Real Estate Equities, Inc.	46,599		2,397,518
Healthpeak Properties, Inc.	33,301		726,961
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,181,763)			3,124,479

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (b)	19,461,686		19,461,686
TOTAL MONEY MARKET FUNDS (Cost $19,461,686)			19,461,686

TOTAL INVESTMENTS - 99.9% (Cost $271,646,642)			294,231,914
Other Assets in Excess of Liabilities - 0.1%		0.00122	359,193
TOTAL NET ASSETS - 100.0%			$ 294,591,107

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt AG – Aktiengesellschaft KGaA - Kommanditgesellschaft
NV - Naamloze Vennootschap PLC - Public Limited Company
SA - Société Anonyme

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Nuance Mid Cap Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 256,875,322	$ –	$ –	$ 256,875,322
Preferred Stocks	14,770,427	–	–	14,770,427
Real Estate Investment Trusts	3,124,479	–	–	3,124,479
Money Market Funds	19,461,686	–	–	19,461,686
Total Investments	$ 294,231,914	$ –	$ –	$ 294,231,914

Refer to the Schedule of Investments for further disaggregation of investment categories.